Treasury Shares (Details) - Schedule of aggregate consideration $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Schedule Of Aggregate Consideration [Abstract]
Number of shares beginning Balance | shares
Balance at the beginning of the year | $
Number of shares Purchases | shares	310,542
Amount of Purchases | $	$ 2,394
Number of shares Cancellation | shares	(308,874)
Amount of Purchases Cancellation | $	$ (2,380)
Number of shares ending Balance | shares	1,668
Balance at the end of the year | $	$ 14